Capital and Reserves - Additional Information (Detail)					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2021 shares	Nov. 23, 2021 EUR (€) € / shares shares	Oct. 01, 2021 EUR (€) € / shares shares	Sep. 16, 2021 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) € / shares	Feb. 28, 2025 € / shares	Aug. 31, 2024 € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Capital and Reserves [Line Items]
Issued capital						€ 66,260,000	€ 66,260,000	€ 66,260,000	€ 55,243,000	€ 50,352,000
Number of shares outstanding | shares						66,260	66,260	66,260	55,243
Par value per share | € / shares											€ 0.25	€ 0.37	€ 1.24
Conversion of shares, Shares converted | shares			539,561
Share premium						€ 7,443,000	€ 7,443,000	€ 7,443,000	€ 531,113,000		€ 531,113,000
Additional Share Premium											11,859,000
Capital reserve						542,972,000	542,972,000	542,972,000			€ 542,972,000
Accumulated deficit						(674,858,000)	(674,858,000)	(674,858,000)	(569,175,000)
Reserve of share based payments						€ 17,495,000	€ 17,495,000	€ 17,495,000	€ 22,626,000
Number of shares authorised | shares						17,942,171	17,942,171	17,942,171	260,633,072
Foreign currency translation reserve						€ (3,335,000)	€ (3,335,000)	€ (3,335,000)	€ 12,784,000	12,784,000
Equity						(31,461,000)	(31,461,000)	(31,461,000)	62,578,000	€ 149,811,000				€ 169,150,000
Capitalized development costs						31,393,000	31,393,000	€ 31,393,000	66,308,000
Minimum bid price per share | $ / shares								€ 1
Adjustment to accumulated deficit and minority interest recognized							3,886,000
Public Warrants [Member]
Capital and Reserves [Line Items]
Conversion of warrants, Warrants converted | shares	1,000
Increase decrease through exercise of warrants, Equity		€ 43,028,000
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity						€ 865,000	€ 865,000	€ 865,000	738,000
Wallbox Chargers [Member]
Capital and Reserves [Line Items]
Issued capital									€ 40,445,000						€ 196,000	€ 169,000
PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Shares issued | shares			11,100,000
Shares issued price per share | € / shares			€ 10
Proceeds from issuing shares			€ 111,000,000
Business Combination Agreement [Member] | Wallbox Chargers [Member] | Ordinary shares [member]
Capital and Reserves [Line Items]
Par value per share | € / shares			€ 0.5
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares						40,275	40,275	40,275	28,490
Par value per share | € / shares		€ 0.12		€ 0.5	€ 0.12	€ 2.4	€ 2.4	€ 2.4	€ 0.12	€ 0.12
Shares issued during period for conversion of convertible instruments | shares				147,443
Conversion of shares, Shares issued | shares							320,000		8,750,000	1,020,000
Shares issued | shares					375,000
Conversion of warrants, Shares issued | shares	1,000	43,028
Common stock, voting rights							Class A Shares provide holders with one (1) vote per share
Number of shares authorised | shares						16,778,631	16,778,631	16,778,631	237,362,279
Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Par value per share | € / shares									€ 0.12
Conversion of shares, Shares issued | shares			19,861,318
Share issue related cost									€ 17,397,000
Class A Ordinary Shares [Member] | Kensington [Member] | IFRS 2 [Member]
Capital and Reserves [Line Items]
Share listing expenses									€ 72,172,000
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share | € / shares			€ 0.12
Conversion of shares, Shares issued | shares			106,778,437
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares						8,521	8,521	8,521	16,201
Par value per share | € / shares						€ 24	€ 24	€ 24	€ 1.2	€ 1.2
Conversion of shares, Shares issued | shares							320,000		8,750,000	1,020,000
Common stock, voting rights							Class B Shares provide holders with ten (10) votes per share
Number of shares authorised | shares						355,040	355,040	355,040	13,500,793
Class B Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Par value per share | € / shares									€ 1.2
Conversion of shares, Shares issued | shares			23,250,793
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares						17,464	17,464	17,464	10,552
Par value per share | € / shares						€ 21.6	€ 21.6	€ 21.6	€ 1.08	€ 1.08
Conversion of shares, Shares issued | shares							320,000		8,750,000	1,020,000
Common stock, voting rights							Class C Shares provide holders with nine (9) votes per share
Number of shares authorised | shares						808,500	808,500	808,500	9,770,000
Class A Class B And Ordinary Conversion Shares [Member]
Capital and Reserves [Line Items]
Reverse stock split ratio						0.05%
Issued capital [member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares															392,118	337,300
Par value per share | € / shares															€ 0.5	€ 0.5
Increase decrease through exercise of warrants, Equity									€ 5,000
Equity						€ 66,260,000	€ 66,260,000	€ 66,260,000	55,243,000	€ 50,352,000				45,769,000
Issued capital [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity									1,332,000
Issued capital [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 74,000
Issue of equity					€ 45,000
Issued capital [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity									2,383,000
Share premium [member]
Capital and Reserves [Line Items]
Increase decrease through exercise of warrants, Equity									636,000
Equity						€ 7,443,000	€ 7,443,000	€ 7,443,000	531,113,000	€ 481,615,000				€ 378,240,000
Share premium [member] | PIPE Financing [Member] | PIPE Shares [Member]
Capital and Reserves [Line Items]
Issue of equity									94,528,000
Share premium [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 87,032,000
Share premium [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity									€ 151,915,000